SEGMENT INFORMATION TABLES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 418,262		$ 410,141
Revenue from affiliates	32,846	$ 2,182
Depreciation and amortization	1,633	861
Income from operations	19,717	(4,324)
Interest Revenue (Expense), Net	(1,955)	2
Payments to Acquire Property, Plant, and Equipment	76	9,446
Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total assets	105,973		105,631
Revenue from affiliates	27,320	2,182
Depreciation and amortization	991	477
Income from operations	19,802	(1,062)
Interest Revenue (Expense), Net	10	2
Payments to Acquire Property, Plant, and Equipment	76	8,011
Storage Segment [Member]
Segment Reporting Information [Line Items]
Total assets	55,059		53,038
Revenue from affiliates	5,526	0
Depreciation and amortization	642	384
Income from operations	2,977	(2,465)
Interest Revenue (Expense), Net	0	0
Payments to Acquire Property, Plant, and Equipment	0	1,435
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total assets	257,230		$ 251,472
Revenue from affiliates	0	0
Depreciation and amortization	0	0
Income from operations	(3,062)	(797)
Interest Revenue (Expense), Net	(1,965)	0
Payments to Acquire Property, Plant, and Equipment	$ 0	$ 0